U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1. Name and address of issuer: Prudential World Fund, Inc., Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

     2.   Name of each series or class of funds for which this  notice is filed:
          The Fund has two series. The Global Series consists of four classes of shares designated Class A, Class B, Class C and Class Z shares. The International Stock Series consists of four classes of shares designated Class A, Class B, Class C and Class Z shares.

     3.   Investment Company Act File Number:  811-3981.
          Securities Act File Number:  2-89725.

     4. Last day of fiscal year for which this notice is filed: October 31, 1996.

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                       [ ]

     6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
          beginning of the fiscal year: none     /$ 0

     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
          1,387,699   /$3,025,753.72

     9. Number and aggregate sale price of securities sold during the fiscal year: 48,197,259 /$751,894,489
    10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: 46,809,560 /$748,868,735

    11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7): 1,657,938 /$24,215,027

    12.   Calculation of registration fee:

          (i)  Aggregate sale price of securities
               sold during the fiscal year in
               reliance on rule 24f-2 (from item 10):  $748,868,735
         (ii)  Aggregate price of shares issued in
               connection with dividend reinvestment
               plans (from item 11, if applicable):    +24,215,027
        (iii)  Aggregate price of shares redeemed or
               repurchased during the fiscal year
               (if applicable):                        -679,100,328
         (iv)  Aggregate price of shares redeemed or
               repurchased and previously applied
               as a reduction to filing fees
               pursuant to rule 24e-2
               (if applicable):                        +    0

          (v)  Net aggregate price of securities
               sold and issued during the fiscal
               year in reliance of rule 24f-2
               [line (i), plus line (ii), less
               line (iii), plus line (iv)]
               (if applicable):                        93,983,434
         (vi)  Multiplier prescribed by section
               6(b) of the Securities Act of 1933
               or other applicable law or regulation
               (see instruction C.6):                  x    1/3300
        (vii)  Fee due [line (i) or line (v)
               multiplied by line (vi)]:                28,479.83










Instructions:  Issuers  should complete lines (ii), (iii), (iv) and (v) only  if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

      13.     Check   box  if  fees  are  being  remitted  to  the  Commission's
lockbox  depository as described in section 3a of the               Commission's
Rules of Informal and Other Procedures                (17 CFR 202.3a).
                                              [X]

            Date   of   mailing  or  wire  transfer  of  filing  fees   to   the
Commission's lockbox depository: December 19, 1996


                           SIGNATURES

             This    report   has   been   signed   below   by   the   following
persons on behalf of the issuer and in the capacities and           on the dates
indicated.

                                              /s/       S.       Jane       Rose
By S. Jane Rose, Secretary
          Date: December 26, 1996














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